Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preference shares, par value per share (in Dollars per share)	$ 0.00002	$ 0.00002
Preference shares, shares authorized	250,000,000	250,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized	4,750,000,000	4,750,000,000
Ordinary shares, issued	1,660,786,600	1,660,786,600
Ordinary shares, outstanding	1,327,260,450	1,391,744,250
Treasury stock, shares	333,526,150	269,042,350